Trade Receivables - Additional Information (Details) - External Customers	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Trade Receivables External Customers [Line Items]
Credit terms		90 days
Bottom of range [member]
Trade Receivables External Customers [Line Items]
Credit terms	60 days
Top of range [member]
Trade Receivables External Customers [Line Items]
Credit terms	120 days